Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods		€ 64,225	€ 83,946
Sales of services		11,706	7,947
Total	[1]	€ 75,931	€ 91,893

[1]	Unaudited